Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	$ 107,956	$ 85,891
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	0	81
Mortgage loan commitments	0	0
Total	0	81
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	107,956	85,810
Mortgage loan commitments	2	27
Total	107,958	85,837
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Measurements, Recurring [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	107,956	85,891
Mortgage loan commitments	2	27
Total	107,958	85,918
Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	$ 107,956